Related Parties - Summary of Amounts and Profit or Loss Related to Transactions Generated With Related Parties (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and deposits in banks	$ 172,332,578	$ 196,175,043	$ 206,890,307
Other financial assets	35,139,862	28,507,279
Loans and other financing	352,361,088	388,555,757
TOTAL ASSETS	999,299,463	1,169,086,869
LIABILITIES
Deposits	588,850,704	737,714,203
Liabilities as fair value through profit or loss	1,627,732
Other financial liabilities	67,935,119	74,287,265
Subordinated corporate bonds	54,709,348	73,089,079
Other non-financial liabilities	47,591,152	45,821,301
TOTAL LIABILITIES	759,662,018	940,341,140
Interest income	225,432,183	237,099,433	311,458,574
Interest expense	(94,433,865)	(91,823,708)	(131,837,943)
Commissions income	36,984,075	37,347,136	39,950,749
Commissions expenses	(3,530,951)	(3,090,218)	(3,308,327)
Net loss from measurement of financial instruments at fair value	16,684,661	21,099,670	16,301,331
Allowance for loan losses	2,595,721	11,866,426	8,932,537
Administrative expenses	(20,091,917)	(21,946,715)	(26,304,635)
Other Operating Expenses	(34,203,944)	(30,908,232)	(45,415,936)
Net Income for the fiscal year	22,873,284	39,478,328	42,573,550
Macro Bank Limited [member]
ASSETS
TOTAL ASSETS	9,147,844	11,413,967
LIABILITIES
TOTAL LIABILITIES	6,178,147	7,482,320
Macro securities SA [member]
ASSETS
TOTAL ASSETS	15,084,713	29,081,800
LIABILITIES
TOTAL LIABILITIES	11,710,996	26,562,125
Other Receivables from Financial Intermediation [Member]
ASSETS
Loans and other financing	765,225
Subsidiaries [member]
LIABILITIES
Deposits	68,597	86,001
TOTAL LIABILITIES	68,597	86,001
Other operating income		2
Net Income for the fiscal year		2
Subsidiaries [member] | Macro Bank Limited [member]
ASSETS
Cash and deposits in banks	823	1,017
TOTAL ASSETS	823	1,017
LIABILITIES
Deposits	4	11
TOTAL LIABILITIES	4	11
Other operating income	4	6	3
Net Income for the fiscal year	4	6	3
Subsidiaries [member] | Macro securities SA [member]
ASSETS
Repo Transaction		1,158,305
TOTAL ASSETS	1,384,921	2,234,234
LIABILITIES
Deposits	1,590,380	1,013,452
Other financial liabilities		23,570
TOTAL LIABILITIES	1,590,380	1,037,022
Interest income	3,573	70,971	8,187
Interest expense	(4,212)	(946)
Commissions income	21,993	16,207	459
Other operating income	3,436
Allowance for loan losses		(10,394)
Net Income for the fiscal year	24,790	75,838	8,646
Subsidiaries [member] | Macro Fondos SGFCISA [member]
LIABILITIES
Deposits	163,720	197,151
TOTAL LIABILITIES	163,720	197,151
Commissions income	119	463	157
Net Income for the fiscal year	119	463	157
Subsidiaries [member] | Leases [member] | Macro securities SA [member]
ASSETS
Loans and other financing		1,561
Subsidiaries [member] | Other loans [member] | Macro securities SA [member]
ASSETS
Loans and other financing	1,384,921	1,074,368
Associates [member]
LIABILITIES
Deposits	52,839	65,417
TOTAL LIABILITIES	52,839	65,417
Interest expense	(17,334)	(13,379)	(3,043)
Commissions income	223	134	154
Net Income for the fiscal year	(17,111)	(13,245)	(2,889)
Key management personnel of entity or parent [member]
ASSETS
Other financial assets	148,936	71
Loans and other financing	76,342
TOTAL ASSETS	635,561	262,552
Other financial assets	24
LIABILITIES
Deposits	3,694,741	4,335,052
Other financial liabilities	48,778	17,813,438
TOTAL LIABILITIES	3,743,519	22,148,490
Interest income	162,955	99,640	72,451
Interest expense	(38,381)	(1,348,611)	(653,204)
Commissions income	19	234	44
Commissions expenses	(23)	(204)
Net loss from measurement of financial instruments at fair value			(34,425)
Net Income for the fiscal year	124,570	(1,248,941)	(615,134)
Key management personnel of entity or parent [member] | Overdrafts [member]
ASSETS
Loans and other financing	80,403	49,439
Key management personnel of entity or parent [member] | Credit card [member]
ASSETS
Loans and other financing	71,832	68,404
Key management personnel of entity or parent [member] | Personal loans [member]
ASSETS
Loans and other financing	1,425	17,586
Key management personnel of entity or parent [member] | Mortgage loans [member]
ASSETS
Loans and other financing	256,599	127,052
Other related parties [member]
ASSETS
Other financial assets	144,633	152
TOTAL ASSETS	3,121,097	2,470,103
LIABILITIES
Deposits	1,714,309	2,303,192
Liabilities as fair value through profit or loss	1,627,311
Other financial liabilities	249,244	18,673
Other non-financial liabilities	15,382	17,242
TOTAL LIABILITIES	3,606,246	2,339,107
Interest income	1,436,905	950,684	188,480
Interest expense	(56,014)	(1,113,217)	(169,468)
Commissions income	100,811	92,959	4,488
Commissions expenses	(176)	(355)
Net loss from measurement of financial instruments at fair value		26,960	(176,931)
Other operating income	32	35	26
Administrative expenses	(240,291)	(252,403)	(34,360)
Other Operating Expenses	(74,419)	(115,864)	(86,955)
Net Income for the fiscal year	1,166,848	(411,201)	(274,720)
Other related parties [member] | Document [member]
ASSETS
Loans and other financing	28,541	2,306
Other related parties [member] | Overdrafts [member]
ASSETS
Loans and other financing	252,937	613,454
Other related parties [member] | Credit card [member]
ASSETS
Loans and other financing	53,974	16,608
Other related parties [member] | Leases [member]
ASSETS
Loans and other financing	28,726	7,884
Other related parties [member] | Other loans [member]
ASSETS
Loans and other financing	1,582,029	574,316
Other related parties [member] | Guarantees granted [member]
ASSETS
Loans and other financing	1,023,357	1,255,383
Other related parties [member] | Other Receivables from Financial Intermediation [Member]
ASSETS
Loans and other financing	6,900
Related parties [member]
ASSETS
Cash and deposits in banks	823	1,017
Repo Transaction		1,158,305
Other financial assets	293,569	223
TOTAL ASSETS	5,900,727	4,967,906
Other financial assets	24
LIABILITIES
Deposits	7,284,621	8,000,276
Liabilities as fair value through profit or loss	1,627,311
Other financial liabilities	298,022	17,855,681
Subordinated corporate bonds	42,016
Other non-financial liabilities	15,382	17,242
TOTAL LIABILITIES	9,267,352	25,873,199
Interest income	1,603,433	1,121,295	269,118
Interest expense	(115,941)	(2,476,153)	(825,715)
Commissions income	123,194	109,997	5,302
Commissions expenses	(558)	(559)
Net loss from measurement of financial instruments at fair value	23,456	26,960	(211,356)
Other operating income	10,171	43	29
Allowance for loan losses		(10,394)
Administrative expenses	(240,291)	(252,403)	(34,360)
Other Operating Expenses	(74,419)	(115,864)	(86,955)
Net Income for the fiscal year	1,329,045	(1,597,078)	$ (883,937)
Related parties [member] | Document [member]
ASSETS
Loans and other financing	28,541	2,306
Related parties [member] | Overdrafts [member]
ASSETS
Loans and other financing	333,340	662,893
Related parties [member] | Credit card [member]
ASSETS
Loans and other financing	125,806	85,012
Related parties [member] | Leases [member]
ASSETS
Loans and other financing	28,726	9,445
Related parties [member] | Personal loans [member]
ASSETS
Loans and other financing	1,425	17,586
Related parties [member] | Mortgage loans [member]
ASSETS
Loans and other financing	256,599	127,052
Related parties [member] | Other loans [member]
ASSETS
Loans and other financing	3,043,292	1,648,684
Related parties [member] | Guarantees granted [member]
ASSETS
Loans and other financing	1,023,357	$ 1,255,383
Fintech SGR [Member]
ASSETS
TOTAL ASSETS	758,325
LIABILITIES
Deposits	31
Subordinated corporate bonds	42,016
TOTAL LIABILITIES	42,047
Commissions income	29
Commissions expenses	(359)
Net loss from measurement of financial instruments at fair value	23,456
Other operating income	6,699
Net Income for the fiscal year	29,825
Fintech SGR [Member] | Other Receivables from Financial Intermediation [Member]
ASSETS
Loans and other financing	$ 758,325